11. Other receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	$ 800,741	$ 62,676
Current other receivables	242,117	296,219
Financial credit
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	30,484	54,661
Current other receivables	58,425	17,159
Related parties
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	4,662	8,015
Current other receivables	1,946	1,614
Prepaid expenses
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables		0
Current other receivables	5,312	7,362
Advances to suppliers
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	765,595
Current other receivables	81,440	9,791
Advances to personnel
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	1,700	3,293
Security deposits
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	16,695	15,249
Receivables from electric activities
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	98,390	169,157
Guarantee deposits on derivative financial
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	0	88,667
Judicial deposits
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	30,482	23,795
Credit with SBS Bank Company
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	25,000	0
Other
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	24	2
Allowance for the impairment of other receivables
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	$ (77,297)	$ (39,870)